UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund:    BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

    MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	$2,750	$2,761,192
4.75%, 1/01/25	2,200	2,208,954

		4,970,146
Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,096,534
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (a):
6.00%, 9/01/19	765	856,173
6.00%, 9/01/19	435	486,843

		2,439,550
Arizona — 1.3%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	710	645,561
5.00%, 1/01/38	380	428,081
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,924,289
5.00%, 10/01/29	400	432,792

		4,430,723
California — 18.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.40%, 10/01/17 (b)	10,185	10,494,013
5.45%, 10/01/17	3,700	3,813,479
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,000,100
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	597,597
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,368,696
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	1,090	1,204,962

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	$600	$605,490
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,608,819
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,480,847
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	959,591
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,516,801
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (c)	12,740	7,991,165
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,300	1,327,664
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (b)	2,500	1,766,075
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (c)	3,750	1,638,938
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (c)	5,000	2,071,800
San Diego California Unified School District, GO, CAB, Election of 2008 (c):
Series C, 0.00%, 7/01/38	1,600	637,920
Series G, 0.00%, 7/01/34	650	285,740
Series G, 0.00%, 7/01/35	690	285,080
Series G, 0.00%, 7/01/36	1,035	401,642
Series G, 0.00%, 7/01/37	690	252,098
San Diego California Unified School District, GO, Refunding, Series R-1 (c):
0.00%, 7/01/30	5,000	2,997,600
0.00%, 7/01/31	1,280	726,234

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	$2,145	$1,099,656
0.00%, 8/01/32	2,680	1,286,159
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	779,331
5.00%, 8/01/38	600	667,182
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	5,500	2,404,710
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/18 (a)	5,035	5,336,798

		62,606,187
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,198,500
District of Columbia — 1.6%
District of Columbia Ballpark Revenue, RB, Series B-1, 5.00%, 2/01/31	5,360	5,470,041
Florida — 15.5%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	4,000	4,094,400
5.00%, 10/01/37	7,500	7,673,625
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,600	1,697,728
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	850	908,157
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	2,625	2,671,200
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,604,541
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,265,824

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	$960	$1,078,886
5.38%, 10/01/32	3,160	3,497,994
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/18 (a)	1,400	1,492,484
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,025	2,362,871
Department, Series B, AMT, 6.25%, 10/01/38	415	491,522
Department, Series B, AMT, 6.00%, 10/01/42	660	760,280
Series B, AMT, 6.00%, 10/01/30	640	750,451
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	205,557
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	2,995	3,267,126
County of Miami-Dade Florida School Board Foundation, Inc., 5.00%, 5/01/18 (a)	10,000	10,493,800
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/47	785	822,492
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21 (a)	30	34,481
5.00%, 10/01/31	1,970	2,201,475
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	294,157
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,245,920

2	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT (continued):
5.38%, 10/01/29	$1,050	$1,186,353

		54,101,324
Georgia — 3.5%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,185,984
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	500	574,035
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,808,172
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	140	148,820
5.00%, 4/01/44	380	398,384

		12,115,395
Illinois — 16.3%
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,185	1,136,806
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	400	382,096
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	2,220	2,252,745
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.75%, 1/01/39	5,110	5,733,982
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	2,900	3,277,928
City of Chicago Illinois Transit Authority, RB: 5.25%, 12/01/49	900	985,122
Sales Tax Receipts, 5.25%, 12/01/36	595	635,716
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	47,757

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	$650	$729,716
6.00%, 8/15/41	1,000	1,135,030
Illinois Finance Authority, Refunding RB, Silver Cross Hospital and Medical Centers:
4.13%, 8/15/37	700	683,858
5.00%, 8/15/44	350	366,839
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,490	10,749,208
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 1/01/33	9,145	10,194,937
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A:
CAB (NPFGC), 0.00%, 12/15/26 (c)	5,000	3,266,500
CAB (NPFGC), 0.00%, 12/15/33 (c)	9,950	4,432,825
5.00%, 6/15/42	180	182,869
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	3,450	835,176
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	767,414
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	4,595	5,160,323
State of Illinois, GO:
5.25%, 2/01/33	830	845,563
5.50%, 7/01/33	820	854,555
5.25%, 2/01/34	830	843,595
5.50%, 7/01/38	445	460,023
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	905	975,472

		56,936,055
Indiana — 0.9%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,236,686
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	515	532,968

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	$890	$903,030
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/19 (a)	115	123,888
5.25%, 1/01/29	485	520,759

		3,317,331
Iowa — 3.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/19 (a)	5,725	6,346,334
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,085	2,237,142
5.70%, 12/01/27	940	1,003,112
5.80%, 12/01/29	640	681,331
5.85%, 12/01/30	670	713,805

		10,981,724
Louisiana — 1.3%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,795	2,981,007
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	275	290,615
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,349,325

		4,620,947
Massachusetts — 2.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	2,090	2,220,918
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	370	390,587
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	890	943,578

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	$1,280	$1,434,240
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,576,096

		7,565,419
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	2,500	2,661,475
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/19 (a)	400	447,256
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,923,006
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	875	714,849
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	23,103
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,040	1,111,500
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	161,273
Series I-A, 5.38%, 10/15/41	700	777,581
Series II-A (AGM), 5.25%, 10/15/36	900	997,335
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	580	604,748

4	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$380	$416,807

		9,838,933
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18	385	421,502
6.50%, 11/15/38	2,115	2,284,031

		2,705,533
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	750	812,857
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/32	5,000	5,377,250

		6,190,107
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	850	937,091
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	500	540,780
(AGM), 5.25%, 7/01/39	3,800	4,112,170

		5,590,041
New Jersey — 10.5%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	895	945,970
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,206,094
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	8,002,410
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	685	721,531
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	1,975	2,154,429
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	25	27,252

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Series WW, 5.25%, 6/15/33	$155	$158,146
Series WW, 5.00%, 6/15/34	205	204,752
Series WW, 5.00%, 6/15/36	925	923,807
Series WW, 5.25%, 6/15/40	265	268,387
New Jersey EDA, Refunding RB, Series B, 5.50%, 6/15/30	5,355	5,705,806
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	430	466,967
5.75%, 12/01/27	2,780	3,038,429
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	987,237
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,460	1,489,200
Transportation Program, Series AA, 5.00%, 6/15/38	1,760	1,750,742
Transportation System, Series A, 5.50%, 6/15/41	3,150	3,217,158
Transportation System, Series AA, 5.50%, 6/15/39	1,150	1,194,953
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,046,540
Transportation System, Series B, 5.00%, 6/15/42	520	516,272
Transportation System, Series D, 5.00%, 6/15/32	625	631,856

		36,657,938
New York — 6.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,425	1,611,632
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,725,232
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	2,965,242
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,694,881

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	$1,500	$1,518,645
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	792,309
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18 (a)	245	268,540
6.50%, 11/15/18 (a)	2,985	3,271,799
6.50%, 11/15/28	770	841,995
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	2,915	3,075,150
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,200	1,307,532
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,500	2,519,925

		21,592,882
Ohio — 1.4%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	625,098
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (c)	10,000	4,399,300

		5,024,398
Pennsylvania — 6.2%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	1,600	1,736,032
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	1,035	1,092,225
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/34	7,290	7,780,398
Pennsylvania Rapid Bridge Finco LP, 5.00%, 12/31/38	1,305	1,376,110
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	2,330	2,563,163

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	$620	$680,977
Series A-1, 5.00%, 12/01/41	2,385	2,629,677
Series B, 5.00%, 12/01/40	935	1,028,051
Series C, 5.50%, 12/01/33	555	643,101
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	575	671,761
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	765	836,872
Philadelphia School District, GO, Series E (a):
2016, 6.00%, 9/01/18	395	425,225
6.00%, 9/01/18	5	5,383

		21,468,975
Rhode Island — 1.1%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/41	215	235,614
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	1,055	996,838
5.00%, 6/01/50	2,630	2,635,155

		3,867,607
South Carolina — 6.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	134,037
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,330	2,522,481
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,263,730
State of South Carolina Public Service Authority, 5.50%, 1/01/19 (a)	80	86,610
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	8,725	9,826,531
Series E, 5.50%, 12/01/53	745	837,782
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,305,389
Series A, 5.50%, 1/01/19 (a)	920	996,010

6	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB (continued):
Series E, 5.25%, 12/01/55	$1,050	$1,150,076

		21,122,646
Tennessee — 1.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19 (a)	5,000	5,554,100
Texas — 13.3%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	890	378,989
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	1,280	1,400,077
6.00%, 5/15/19 (a)	1,990	2,204,661
6.00%, 11/15/35	110	121,524
5.38%, 11/15/38	70	75,443
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	575	643,074
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,130	935,901
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	836,842
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,123,204
Series D, 5.00%, 11/01/42	1,500	1,610,505
Series H, 5.00%, 11/01/32	3,000	3,255,330
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,117,077
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,420	1,385,032
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18	600	626,046

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB (continued):
1st Tier System (NPFGC), 5.75%, 1/01/40	$195	$201,967
1st Tier System, Series A, 6.00%, 1/01/19 (a)	2,270	2,476,729
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	525	569,567
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/19 (a)	4,015	4,380,646
1st Tier System, Series S, 5.75%, 1/01/18	805	839,945
1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	3,800	4,128,130
Series B, 5.00%, 1/01/40	250	276,203
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	4,990	2,145,301
0.00%, 9/15/36	11,525	4,672,926
0.00%, 9/15/37	8,245	3,145,138
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	705	749,119
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,190	1,268,350
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,275	1,337,679
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	3,080	3,356,060

		46,261,465
Utah — 1.5%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/18 (a)	5,000	5,268,150
Washington — 0.7%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,015	1,109,415
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	559,094

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A (continued):
5.25%, 10/01/39	$625	$672,050

		2,340,559
Wisconsin — 0.8%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	1,100	1,203,213
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,490,651

		2,693,864
Total Municipal Bonds — 122.8%		427,930,540

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 0.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	1,200	1,307,988
California — 2.0%
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	466	489,777
5.00%, 5/01/18	2,344	2,462,465
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,500	2,553,200
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	404	444,015
University of California, RB, Series O, 5.75%, 5/15/19 (a)	840	927,012

		6,876,469
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (e)	900	934,492

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A (continued):
5.00%, 2/01/41	$7,000	$7,240,730

		8,175,222
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,509,659
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,005	1,114,644
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	1,779	1,923,817
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,809,186

		5,847,647
Florida — 4.4%
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	4,925,043
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	4,621	5,071,680
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	3,544	3,914,958
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (e)	1,349	1,381,847

		15,293,528
Illinois — 3.8%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(e)	4,399	4,806,204
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	2,730	3,001,652
Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,880	1,957,522
Senior, Series B, 5.00%, 1/01/40	1,050	1,156,612

8	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB (continued):
Series A, 5.00%, 1/01/38	$2,138	$2,350,407

		13,272,397
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	4,723	5,565,318
Maryland — 0.9%
City of Baltimore Maryland , Subordinate RB, Water Projects, Series A, 5.00%, 7/01/41	2,808	3,175,635
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,461	1,629,674
Michigan — 3.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	1,970	2,129,671
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,510	8,410,374
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	956,878

		11,496,923
Nevada — 4.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(e)	3,778	4,164,738
County of Clark Nevada Water Reclamation District, GO, Series B (a):
Limited Tax, 5.75%, 7/01/19	1,829	2,027,015
5.50%, 7/01/19	4,499	4,957,925
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	3,460	3,905,302

		15,054,980
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	800	909,768

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	$1,840	$1,869,722

		2,779,490
New York — 5.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (a)	290	306,864
5.75%, 6/15/40	969	1,026,290
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	6,303,410
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,665	1,888,426
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,470	3,959,374
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,500	1,698,315
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,562,913
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	1,300	1,388,543

		19,134,135
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	619,336
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, RB, Westmoreland County, Pennsylvania (BAM), 5.00%, 8/15/42	900	990,513

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
South Carolina— 0.4%
South Carolina Public Service Authority, Refunding RB, Series A (a)(e):
5.50%, 1/01/19	$102	$109,993
5.50%, 1/01/19	1,175	1,271,825

		1,381,818
Texas — 1.7%
Clear Creek Independent School District, GO, Refunding, Schoolbuilding (PSF-GTD):
5.00%, 2/15/17 (a)	1,812	1,814,707
5.00%, 2/15/33	388	388,945
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,440	3,822,941

		6,026,593
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	122	132,896
5.50%, 5/15/35	227	246,903

		379,799
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	4,004	4,128,202
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,329,193

		7,457,395
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,980	2,125,055

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 4/01/39 (e)	$1,430	$1,503,549

		3,628,604
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.8%		131,603,123
Total Long-Term Investments (Cost — $523,387,259) — 160.6%		559,533,663

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	3,099,082	3,099,392
Total Short-Term Securities (Cost — $3,099,284) — 0.9%		3,099,392
Total Investments (Cost — $526,486,543*) — 161.5%		562,633,055
Other Assets Less Liabilities — 0.8%		2,672,468
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.5)%		(74,718,726)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.8)%		(142,257,189)

Net Assets Applicable to Common Shares — 100.0%		$348,329,608

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$452,612,324

Gross unrealized appreciation	$38,099,920
Gross unrealized depreciation	(2,671,734)

Net unrealized appreciation	$35,428,186

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

10	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017 to December 1, 2029, is $11,957,863.

(f)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,133,375	965,707	3,099,082	$3,099,392	$6,259	$(61)	$108

(g)	Current yield as of period end.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(37)	5-Year U.S. Treasury Note	March 2017	$4,361,086	$(2,878)
(151)	10-Year U.S. Treasury Note	March 2017	$18,794,781	(28,602)
(125)	Long U.S. Treasury Bond	March 2017	$18,855,469	37,918
(15)	Ultra U.S. Treasury Bond	March 2017	$2,410,312	3,328
Total				$9,766

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

12	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$559,533,663	—	$559,533,663
Short-Term Securities	$3,099,392	—	—	3,099,392

Total	$3,099,392	$559,533,663	—	$562,633,055

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$41,246	—	—	$41,246
Liabilities:
Interest rate contracts	(31,480)	—	—	(31,480)

Total	$9,766	—	—	$9,766

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017	13

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(74,592,545)	—	$(74,592,545)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

Total	—	$(217,092,545)	—	$(217,092,545)

During the period ended January 31, 2017, there were no transfers between levels.

14	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniEnhanced Fund, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock MuniEnhanced Fund, Inc.

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock MuniEnhanced Fund, Inc.

Date: March 23, 2017